SECURITIES (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Total fair value of investments in debt securities	$ 83,579	$ 85,009
Percentage of available-for-sale and held-to-maturity investment portfolio (in percent)	22.00%	24.00%
Carrying value of securities pledged as collateral to secure public deposits and for other purpose	210,800	196,100
Book value of securities sold under agreements to repurchase	26,500	22,200
Gross gains from sales of available-for-sale securities	2,455	1,509	1,659
Loss included in the net gain	(155)	(9)	(45)
Net gain from sales of available-for-sale securities	$ 2,300	$ 1,500	$ 1,614